Initial Public Offering (Details) - USD ($)	Mar. 22, 2024	Jan. 17, 2024	Mar. 15, 2022	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Offering price per unit (in Dollars per share)				$ 0.0001
Price per share (in Dollars per share)				0.0001
Additional units	8,038,537	5,838,537
Warrant [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)				$ 9.2
Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Number of shares issuable per warrant					1
Class A Common Stock [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issuable per warrant					1
IPO [Member] | Public warrants [Member]
Initial Public Offering [Line Items]
Number of shares issued					11,000,000
IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Offering price per unit (in Dollars per share)					$ 10
IPO [Member] | Class A Common Stock [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)					11.5
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Offering price per unit (in Dollars per share)			$ 10
Additional units			1,350,000
Generating gross proceeds (in Dollars)			$ 13,500,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Initial Public Offering [Line Items]
Offering price per unit (in Dollars per share)					$ 1